CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 63,396	$ 36,970
Restricted cash	1,024	115
Trade and other receivables (note 6)	15,644	21,756
Inventories (note 7)	33,743	35,120
Other current assets (note 8)	5,675	11,380
Total current assets	119,482	105,341
Non-current assets:
Other receivables (note 6)	11,836	10,155
Mineral properties, plant and equipment (note 9)	110,559	133,810
Exploration and evaluation assets (note 10)	26,334	15,659
Other assets (note 11)	12,209	5,777
Total Assets	280,420	270,742
Current liabilities:
Trade payables and accrued liabilities (note 12 (a))	53,221	49,533
Current portion of borrowings (note 13)	30,933	38,066
Derivative liabilities (note 14)	2,974
Reclamation and remediation provisions - current (note 15)	958	4,927
Total current liabilities	88,086	92,526
Non-current liabilities:
Other liabilities (note 12(b))	6,117	17,078
Borrowings (note 13)	2,465	4,627
Reclamation and remediation provisions (note 15)	67,367	50,647
Deferred tax liabilities (note 23)	4,682	5,365
Total liabilities	168,717	170,243
Shareholders' equity:
Share capital (note 16)	268,872	252,186
Reserves	11,604	17,420
Deficit	(168,773)	(169,107)
Total Equity	111,703	100,499
Total Liabilities and Stockholders Equity	$ 280,420	$ 270,742